Accounts Payable, Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) (Lazy Days' R.V. Center, Inc.) - USD ($)
$ in Thousands
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued charge-backs	$ 2,745	$ 2,373
Lazydays' RV Center Inc [Member]
Accounts payable		12,394	$ 12,013
Other accrued expenses		2,893	2,756
Customer deposits		3,999	3,446
Accrued compensation		3,211	2,801
Accrued charge-backs		2,373	1,790
Accrued interest		311	231
Total		$ 25,181	$ 23,037